Long-term bank loans	12 Months Ended
Dec. 31, 2023
Long-term bank loans
Long-term bank loans

10.         Long-term bank loans

Long-term bank loans as of December 31, 2022 and 2023 analyzed by final installment maturity dates consisted of the following:

	December 31,	December 31,
	2022	2023
	US$	US$
Loan from ICBC
Due December 22, 2023, at 4.75% per annum	11,927,462	—
Due December 22, 2023, at 4.75% per annum	5,921,257	—
Due December 22, 2023, at 4.75% per annum	5,911,323	—
	23,760,042	—

Loan from Bank of China
Due March 19, 2023 at 7.2375% per annum	14,358,326	14,118,909
Due October 31, 2022 at 4.75% per annum	6,446,889	6,339,390
	20,805,215	20,458,300

Loan from Ping An Bank Co., Ltd.
Due March 18, 2022, at 6.1575% per annum	18,522,241	18,213,393
	18,522,241	18,213,393

Loan from Bank of Minsheng
Due May 30, 2031 at 4.40% per annum	49,249,060	46,451,212
Due September 15, 2025 at 5.8% per annum (Due March 30, 2023 at 7.6% per annum before loan extension)	186,902,335	178,553,802
Due July 7, 2026 at 4.40% per annum (Due January 14, 2024 at 6.65% per annum before loan extension)	31,763,490	31,140,345
	267,914,884	256,145,359

Loan from Bank of Huaxia Co., Ltd
Due May 26, 2025 at 6.50% per annum (Due March 21, 2023 at 7.00% per annum before loan extension)	—	11,293,716
Due June 29, 2025 at 7.00% per annum (Due March 30, 2023 at 8.00% per annum before loan extension)	—	5,632,033
	—	16,925,749

Loan from Bank of Zhengzhou Co., Ltd
Due March 25, 2023, at 4.75% per annum	51,546,392	50,686,885
Due August 11, 2023 at 4.75% per annum	107,687,448	105,891,821
	159,233,840	156,578,706

Loan from Xiamen International Bank Co., Ltd
Due November 16, 2024, at 6.80% per annum (Due January 6, 2023, at 6.80% per annum before loan extension)	7,179,163	6,847,671
Due May 7, 2023, at 7.3% per annum	3,158,832	—
	10,337,995	6,847,671

Loan from Bank of Guangzhou Co., Ltd
Due September 3, 2024, at 9.00% per annum	89,999,679	87,889,366

Total	590,573,895	563,058,544
Less: current portion of long-term bank loans	(443,970,822)	(410,969,547)
Total long-term bank loans	146,603,073	152,088,997

As of December 31, 2023, the contractual maturities of these loans are as follows:

Year	Amount
US$
2024	410,969,547
2025	98,711,369
2026	23,727,918
2027	5,788,753
2028 and thereafter	23,860,957
Less: current portion of long-term bank loans	(410,969,547)
Total: long-term bank loans	152,088,997

As of December 31, 2023, US$563,058,544 of the Group’s long-term bank loans were denominated in RMB and were mainly secured by the Group’s real estate properties under development with net book value of US$235,545,667 (2022: US$223,105,450), land use rights with net book value of US$249,556,186 (2022: US$261,499,802), the Group’s real estate properties held for lease with net book value of US$115,419,606 (2022: US$119,586,312), and the property and equipment with net book value of US$8,996,093 (2022: US$9,148,641). As of December 31, 2023, no long-term bank loans were denominated in U.S. dollar. As of December 31, 2022, no long-term bank loans were denominated in U.S. dollar. The interest rates of these bank loans are adjustable based on the range of 93% to 189% of the PBOC prime rate. The weighted average interest rate on long-term bank loans as of December 31, 2023 was 6.06% (2022: 7.46%).